Financial and capital risk management - Embedded derivatives in contracts (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) item EquityInstruments	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) item EquityInstruments	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) EquityInstruments
Derivative financial instruments.
Financial settlement inflows (outflows)	$ 60	$ (114)	$ (139)	$ 159
Embedded Derivatives - Put Options - Sold
Derivative financial instruments.
Notional | EquityInstruments	1,105,070,863		1,105,070,863		1,105,070,863
Average strike rate per share | item	4.38		4.38
Fair value of liabilities	$ (5)		$ (5)		$ (19)
Value at risk	2		2
Embedded Derivatives - Put Options - Sold | 2021+
Derivative financial instruments.
Fair value of liabilities	$ (5)		$ (5)
Embedded Derivatives - Call Options - Bought
Derivative financial instruments.
Notional | EquityInstruments	137,751,623		137,751,623		137,751,623
Average strike rate per share | item	3.02		3.02
Fair value of liabilities	$ 15		$ 15		$ 18
Value at risk	2		2
Embedded Derivatives - Call Options - Bought | 2021+
Derivative financial instruments.
Fair value of liabilities	$ 15		$ 15
Hedge Program for Finished Products Nickel Forwards Sold
Derivative financial instruments.
Notional | EquityInstruments	604		604
Average strike rate per share | item	18,147		18,147
Embedded - Nickel forwards - Bought
Derivative financial instruments.
Notional | EquityInstruments	626		626
Average strike rate per share | item	16,341		16,341
Fair value of liabilities	$ 1		$ 1
Financial settlement inflows (outflows)			1
Embedded - Nickel forwards - Bought | 2021+
Derivative financial instruments.
Fair value of liabilities	$ 1		$ 1
Embedded derivatives - Nickel forwards
Derivative financial instruments.
Notional | EquityInstruments	3,436		3,436		1,979
Average strike rate per share | item	17,120		17,120
Fair value of liabilities	$ (3)		$ (3)		$ 2
Value at risk	2		2
Embedded derivatives - Nickel forwards | 2021+
Derivative financial instruments.
Fair value of liabilities	$ (3)		$ (3)
Embedded derivatives - Copper forwards
Derivative financial instruments.
Notional | EquityInstruments	1,247		1,247		976
Average strike rate per share | item	9,620		9,620
Embedded derivatives - natural gas call options
Derivative financial instruments.
Notional | EquityInstruments	729,571		729,571		746,667
Average strike rate per share | item	233		233
Fair value of liabilities	$ (4)		$ (4)
Value at risk	3		3
Embedded derivatives - natural gas call options | 2021+
Derivative financial instruments.
Fair value of liabilities	$ (4)		$ (4)